THE ADVISORS' INNER CIRCLE FUND

          CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND (THE "FUND")

                         SUPPLEMENT DATED JULY 11, 2013
                                     TO THE
                                   PROSPECTUS
                              DATED MARCH 1, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On June 28, 2013, shareholders of the Fund approved a new investment sub-advisory agreement (the "New Agreement") between Cornerstone Advisors, Inc. ("Cornerstone"), the investment adviser of the Fund, and Numeric Investors LLC ("Numeric"), with respect to the Fund. In addition, at the May 15, 2013 meeting of the Board of Trustees of The Advisors' Inner Circle Fund, the Trustees approved the termination of TCW Investment Management Company ("TCW") as sub-adviser to the Fund, effective upon shareholder approval of the New Agreement between Cornerstone and Numeric. Accordingly, TCW has now been terminated as sub-adviser to the Fund, and Numeric now serves as sub-adviser to the Fund pursuant to the New Agreement.

Accordingly, effective immediately, the Prospectus is amended as follows:

1. ALL REFERENCES TO TCW INVESTMENT MANAGEMENT COMPANY IN THE PROSPECTUS ARE HEREBY DELETED.

2. IN THE SUBSECTION ENTITLED "INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS" ON PAGE 8 OF THE PROSPECTUS, THE FOLLOWING TEXT IS HEREBY ADDED IN THE APPROPRIATE ALPHABETICAL ORDER THEREOF:


NUMERIC INVESTORS LLC

Jayendran Rajamony, Ph.D., CFA, Portfolio Manager and Researcher, has managed the portion of the assets of the Global Public Equity Fund allocated to Numeric Investors LLC ("Numeric") since 2013.

Joe Schirripa, CFA, Director of U.S. and Global Strategies and Investment Committee Member, has managed the portion of the assets of the Global Public Equity Fund allocated to Numeric since 2013.

3. UNDER THE HEADING "GLOBAL PUBLIC EQUITY FUND," IN THE SECTION ENTITLED "INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS" BEGINNING ON PAGE 53 OF THE PROSPECTUS, THE FOLLOWING TEXT IS HEREBY ADDED IN THE APPROPRIATE ALPHABETICAL ORDER THEREOF:

NUMERIC INVESTORS LLC ("Numeric"), 470 Atlantic Avenue, 6th Floor, Boston, Massachusetts 02210, serves as investment sub-adviser to a portion of the assets of the Global Public Equity Fund. As of June 30, 2013, Numeric had approximately $9.5 billion in assets under management.

PORTFOLIO MANAGERS:

Jayendran Rajamony, Ph.D., CFA, Portfolio Manager and Researcher, has managed the portion of the assets of the Global Public Equity Fund allocated to Numeric since 2013. Dr. Rajamony joined Numeric in 2004. Prior to joining Numeric, Dr. Rajamony worked at Independence

Investments in Boston as a quantitative analyst. Earlier, he served as a quantitative portfolio manager in the student-run Cayuga M.B.A hedge fund at Cornell University. Dr. Rajamony has over 11 years of investment experience. He holds an M.B.A. with distinction from Cornell University, a Ph.D. in Physical Oceanography from the University of Rhode Island, and a Bachelor of Technology (Honors) from the Indian Institute of Technology, Kharagpur, India.

Joe Schirripa, CFA, Director of U.S. and Global Strategies and Investment Committee Member, has managed the portion of the assets of the Global Public Equity Fund allocated to Numeric since 2013. Mr. Schirripa joined Numeric in 2003. Prior to joining Numeric, he worked at Standish Mellon where he helped manage the International Small Cap strategy and was the analyst covering non-U.S. technology and telecom companies. Mr. Schirripa has over 14 years on investment experience. He received an M.B.A. from the M.I.T. Sloan School of Management, an M.S. in Electrical Engineering from M.I.T., and a B.S. in Physics from M.I.T.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                        THE ADVISORS' INNER CIRCLE FUND

          CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND (THE "FUND")

                         SUPPLEMENT DATED JULY 11, 2013
                                     TO THE
                                   PROSPECTUS
                              DATED MARCH 1, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On June 28, 2013, shareholders of the Fund approved a new investment sub-advisory agreement (the "New Agreement") between Cornerstone Advisors, Inc., the investment adviser of the Fund, and Strategic Income Management, LLC ("SiM"), with respect to the Fund. Accordingly, SiM now serves as sub-adviser to the Fund pursuant to the New Agreement.

Accordingly, effective immediately, the Prospectus is amended as follows:

1. IN THE SUBSECTION ENTITLED "INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS" ON PAGE 21 OF THE PROSPECTUS, THE FOLLOWING TEXT IS HEREBY ADDED IN THE APPROPRIATE ALPHABETICAL ORDER THEREOF:

STRATEGIC INCOME MANAGEMENT, LLC

Gary J. Pokrzywinski, CFA, Chief Investment Officer and High Yield Portfolio Manager, has managed the portion of the assets of the Income Opportunities Fund allocated to Strategic Income Management, LLC ("SiM") since 2013.

Brian L. Placzek, CFA, Director of Research -- High Yield and Senior Analyst, has managed the portion of the assets of the Income Opportunities Fund allocated to SiM since 2013.

2. UNDER THE HEADING "INCOME OPPORTUNITIES FUND," IN THE SECTION ENTITLED "INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS" BEGINNING ON PAGE 53 OF THE PROSPECTUS, THE FOLLOWING TEXT IS HEREBY ADDED IN THE APPROPRIATE ALPHABETICAL ORDER THEREOF:

STRATEGIC INCOME MANAGEMENT, LLC ("SiM"), 720 Olive Way, Suite 1675, Seattle, Washington 98101, serves as investment sub-adviser to a portion of the assets of the Income Opportunities Fund. SiM, a Washington limited liability company, was founded in 2010 by Randy Yoakum and Gary J. Pokrzywinski. As of June 30, 2013, SiM had approximately $556.42 million in assets under management.

PORTFOLIO MANAGERS:

Gary J. Pokrzywinski, CFA, Chief Investment Officer and High Yield Portfolio Manager, has managed the portion of the assets of the Income Opportunities Fund allocated to SiM since July 1, 2013. Prior to co-founding SiM in 2010, Mr. Pokrzywinski was the Chief Investment Officer and a High Yield Portfolio Manager for Edge Asset Management and its predecessor. He has over 25 years of experience in the fixed income financial markets. Mr. Pokrzywinski received a bachelor's degree in finance and management information systems from the University of Wisconsin -- Milwaukee.

Brian L. Placzek, CFA, Director of Research -- High Yield and Senior Analyst, has managed the portion of the assets of the Income Opportunities Fund allocated to SiM since July 1, 2013. Prior to joining SiM in 2010, Mr. Placzek was Head of Fixed Income/Research at Edge Asset Management and its predecessor. Mr. Placzek has over 25 years of experience in investment management and financial analysis. He received a bachelor's degree in liberal arts from Seattle University.




              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                        THE ADVISORS' INNER CIRCLE FUND

CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND (THE "GLOBAL PUBLIC EQUITY FUND") CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND (THE "INCOME OPPORTUNITIES FUND")
                            (TOGETHER, THE "FUNDS")

                         SUPPLEMENT DATED JULY 11, 2013
                                     TO THE
                STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
                              DATED MARCH 1, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

On June 28, 2013, shareholders of the Global Public Equity Fund approved a new investment sub-advisory agreement between Cornerstone Advisors, Inc. ("Cornerstone"), the investment adviser of the Fund, and Numeric Investors LLC ("Numeric"), with respect to the Fund. In connection with this approval, at the May 15, 2013 meeting of the Board of Trustees of The Advisors' Inner Circle Fund, the Trustees approved the termination of TCW Investment Management Company ("TCW") as sub-adviser to the Global Public Equity Fund, effective upon shareholder approval of the new sub-advisory agreement between Cornerstone and Numeric. In addition, on June 28, 2013, shareholders of the Income Opportunities Fund approved a new investment sub-advisory agreement between Cornerstone, the investment adviser of the Fund, and Strategic Income Management, LLC ("SiM"), with respect to the Fund. Accordingly, TCW has been terminated as sub-adviser to the Global Public Equity Fund, Numeric now serves as sub-adviser to the Global Public Equity Fund and SiM now serves as sub-adviser to the Income Opportunities Fund.

Accordingly, effective immediately, the SAI is amended as follows:

1. ALL REFERENCES TO TCW INVESTMENT MANAGEMENT COMPANY IN THE SAI ARE HEREBY DELETED.

2. UNDER THE HEADING "INVESTMENT SUB-ADVISERS" ON THE COVER OF THE SAI, "Numeric Investors LLC" AND "Strategic Income Management, LLC" ARE HEREBY ADDED IN THE APPROPRIATE ALPHABETICAL ORDER THEREOF.

3. IN THE CHART UNDER THE HEADING "SUB-ADVISERS" ON PAGE S-33 OF THE SAI, "Numeric Investors LLC" IS HEREBY ADDED TO THE LIST OF SUB-ADVISERS OF THE GLOBAL PUBLIC EQUITY FUND IN THE APPROPRIATE ALPHABETICAL ORDER THEREOF.

4. IN THE CHART UNDER THE HEADING "SUB-ADVISERS" ON PAGE S-33 OF THE SAI, "Strategic Income Management, LLC" IS HEREBY ADDED TO THE LIST OF SUB-ADVISERS OF THE INCOME OPPORTUNITIES FUND IN THE APPROPRIATE ALPHABETICAL ORDER THEREOF.

5. IN THE CHART UNDER THE HEADING "SUB-ADVISORY FEES" ON PAGE S-34 OF THE SAI, THE FOLLOWING TEXT IS HEREBY INSERTED BELOW THE ROW RELATING TO MARSICO CAPITAL MANAGEMENT, LLC:

--------------------------------------------------------------------------------
SUB-ADVISER                                        FEE
--------------------------------------------------------------------------------
Numeric Investors LLC                              0.85% on $0-25 million
                                                   0.80% above $25 million
--------------------------------------------------------------------------------

6. IN THE CHART UNDER THE HEADING "SUB-ADVISORY FEES" ON PAGE S-34 OF THE SAI, THE FOLLOWING TEXT IS HEREBY INSERTED BELOW THE ROW RELATING TO OFI STEELPATH, INC.:

--------------------------------------------------------------------------------
SUB-ADVISER                                        FEE
--------------------------------------------------------------------------------
Strategic Income Management, LLC                   0.50%
--------------------------------------------------------------------------------

7. IN THE SECTION ENTITLED "THE PORTFOLIO MANAGERS" BEGINNING ON PAGE S-36 OF THE SAI, THE FOLLOWING TEXT RELATING TO NUMERIC INVESTORS LLC IS HEREBY ADDED IN THE APPROPRIATE ALPHABETICAL ORDER THEREOF:

NUMERIC INVESTORS LLC

Numeric Investors LLC ("Numeric"), 470 Atlantic Avenue, 6th Floor, Boston, Massachusetts 02210, serves as investment sub-adviser to a portion of the assets of the Global Public Equity Fund. Numeric, a Delaware limited liability company established in 1989, is an indirect wholly-owned subsidiary and operating company of Numeric Holdings LLC. As of June 30, 2013, Numeric had approximately $9.5 billion in assets under management.

COMPENSATION. Numeric receives a fee based on the assets under management of the Global Public Equity Fund as set forth in the Investment Sub-Advisory Agreement between Numeric and the Adviser.

Numeric's Compensation Committee (the "Compensation Committee") reviews and decides on compensation issues for every employee. Specifically for portfolio managers, the Compensation Committee evaluates quantitative and qualitative factors in determining compensation. For all investment professionals, Numeric believes that a blend between objective and subjective factors provides the best overall view of an investment professional's contribution.

Compensation is based on the investment manager's contribution to success at the individual, team and firm wide levels. The Compensation Committee reviews several long-term and short-term performance metrics (alpha versus benchmark, performance versus na[]ve model portfolios and relative performance versus peers), focusing more heavily on longer term metrics (three and five years). Individual investment professionals are not compensated on the growth of assets in his/her specific strategy. The Compensation Committee also evaluates the employee's contribution to the research process both in terms of creativity and productivity.

Qualitative inputs are also important and include a portfolio manager's contribution to the broader investment team, research ideas and ability to work well with others in the organization. These qualitative inputs are used for research analysts as well, along with their contribution to the success of their team and the firm.

Strategy performance is formally evaluated on a (rotating) monthly basis at the Investment Committee and more frequently as needed. Research projects are evaluated on an ad hoc basis as milestones and deadlines approach. Additionally, each year each employee receives a comprehensive written review from his/her superior. This review evaluates the employee's achievements over the previous year, highlighting areas of successes and areas for improvements.

Numeric's compensation package has three major components: base salary, bonus and, in some cases, equity in the firm. The combination of these three is designed to be industry competitive and to provide a significant incentive to attract and retain top investment talent. Numeric utilizes several industry surveys and other market knowledge to determine industry norms for each position. Numeric seeks to pay above median and often top quartile, total cash compensation.

Numeric believes that the methodology used in this review process achieves the purpose of aligning the interests of its investment professionals with its clients to incentivize long-term investment performance.

OWNERSHIP OF FUND SHARES. The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the most recently completed fiscal year end. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

--------------------------------------------------------------------------------
    NAME                                  DOLLAR RANGE OF FUND SHARES OWNED(1)
--------------------------------------------------------------------------------
Jayendran Rajamony, Ph.D., CFA            None (Global Public Equity Fund)
--------------------------------------------------------------------------------
Joe Schirripa, CFA                        None (Global Public Equity Fund)
--------------------------------------------------------------------------------

(1)   Valuation date is June 30, 2013.

OTHER ACCOUNTS. The portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of June 30, 2013.


                                  REGISTERED INVESTMENT             OTHER POOLED
                                         COMPANIES               INVESTMENT VEHICLES          OTHER ACCOUNTS
                                  -------------------------  --------------------------   ------------------------
                                  NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS
PORTFOLIO MANAGER                 ACCOUNTS    (IN MILLIONS)   ACCOUNTS    (IN MILLIONS)   ACCOUNTS    (IN MILLIONS)
-------------------------------------------------------------------------------------------------------------------
Jayendran Rajamony, Ph.D., CFA        1         $20.0               1        $122.7          9           $798.8
                                      0            $0               0            $0          0               $0
-------------------------------------------------------------------------------------------------------------------
Joe Schirripa, CFA                    1         $16.8               0             0         23         $5,828.6
                                      0            $0               0            $0         12*        $4,026.1
-------------------------------------------------------------------------------------------------------------------


* These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

CONFLICTS OF INTEREST. Numeric's portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the Global Public Equity Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives as the Global Public Equity Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Global Public Equity Fund. While the portfolio managers' management of other accounts may give rise to the following potential conflicts of interest, Numeric does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Numeric believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of Numeric's portfolio managers' day-to-day management of the Global Public Equity Fund. Because of their positions with the Global Public Equity Fund, the portfolio managers know the size, timing and possible market impact of Global Public Equity Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the

Global Public Equity Fund. However, Numeric has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of Numeric's portfolio managers' management of the Global Public Equity Fund and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Global Public Equity Fund. This conflict of interest may be exacerbated to the extent that the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than from the Global Public Equity Fund. Notwithstanding this theoretical conflict of interest, it is Numeric's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Numeric has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Global Public Equity Fund, such securities might not be suitable for the Global Public Equity Fund given its investment objectives and related restrictions.

7. IN THE SECTION ENTITLED "THE PORTFOLIO MANAGERS" BEGINNING ON PAGE S-36 OF THE SAI, THE FOLLOWING TEXT RELATING TO STRATEGIC INCOME MANAGEMENT, LLC IS HEREBY ADDED IN THE APPROPRIATE ALPHABETICAL ORDER THEREOF:

STRATEGIC INCOME MANAGEMENT, LLC

Strategic Income Management, LLC ("SiM"), 720 Olive Way, Suite 1675, Seattle, Washington 98101, serves as investment sub-adviser to a portion of the assets of the Income Opportunities Fund. SiM, a Washington limited liability company, was founded in 2010 by Randy Yoakum and Gary J. Pokrzywinski and is 100% employee-owned. As of June 30, 2013, SiM had approximately $556.42 million in assets under management.

COMPENSATION. SiM receives a fee based on the assets under management of the Income Opportunities Fund as set forth in the Investment Sub-Advisory Agreement between SiM and the Adviser.

SiM competitively compensates portfolio managers through a combination of base salary, an annual performance bonus and their profits interest in the firm as a whole. This profit interest, as well as the potential for bonuses, provides an incentive for superior performance. SiM does not anticipate allocating fee revenue from the Income Opportunities Fund to specific investment management personnel. SiM's intent is to motivate investment personnel by utilizing objective performance benchmarks and not specifically fee revenue.

OWNERSHIP OF FUND SHARES. The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the most recently completed fiscal year end. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

--------------------------------------------------------------------------------
    NAME                                   DOLLAR RANGE OF FUND SHARES OWNED(1)
--------------------------------------------------------------------------------
Gary J. Pokrzywinski, CFA                  None (Income Opportunities Fund)
--------------------------------------------------------------------------------
Brian L. Placzek, CFA                      None (Income Opportunities Fund)
--------------------------------------------------------------------------------
(1)   Valuation date is June 30, 2013.

OTHER ACCOUNTS. The portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of June 30, 2013.


                                  REGISTERED INVESTMENT             OTHER POOLED
                                         COMPANIES               INVESTMENT VEHICLES          OTHER ACCOUNTS
                                  -------------------------  --------------------------   ------------------------
                                  NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS
PORTFOLIO MANAGER                 ACCOUNTS    (IN MILLIONS)   ACCOUNTS    (IN MILLIONS)   ACCOUNTS    (IN MILLIONS)
-------------------------------------------------------------------------------------------------------------------
Gary J. Pokrzywinski, CFA             1         $493.97          0            $0             0             $0
-------------------------------------------------------------------------------------------------------------------
Brian L. Placzek, CFA                 1         $493.97          0            $0             0             $0
-------------------------------------------------------------------------------------------------------------------



None of the accounts listed above is subject to performance-based advisory fees.

CONFLICTS OF INTEREST. SiM's portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the Income Opportunities Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives as the Income Opportunities Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Income Opportunities Fund. While the portfolio managers' management of other accounts may give rise to the following potential conflicts of interest, SiM does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, SiM believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of SiM's portfolio managers' day-to-day management of the Income Opportunities Fund. Because of their positions with the Income Opportunities Fund, the portfolio managers know the size, timing and possible market impact of Incomes Opportunities Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Income Opportunities Fund. However, SiM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of SiM's portfolio managers' management of the Income Opportunities Fund and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Income Opportunities Fund. This conflict of interest may be exacerbated to the extent that its portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than from the Income Opportunities Fund. Notwithstanding this theoretical conflict of interest, it is SiM's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, SiM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Income Opportunities Fund, such securities might not be suitable for the Income Opportunities Fund given its investment objectives and related restrictions.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.